COMMITMENTS AND CONTINGENCIES (Details)	1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Feb. 28, 2023 vessel	Sep. 30, 2015 USD ($) vessel	Jun. 30, 2023 USD ($) vessel	Dec. 31, 2015 USD ($)	May 31, 2022 USD ($)
Unrecorded Unconditional Purchase Obligation [Line Items]
Number of vessels under construction | vessel			6
Outstanding contractual commitments			$ 149,700,000
Newcastlemax Vessels
Unrecorded Unconditional Purchase Obligation [Line Items]
Outstanding contractual commitments			$ 45,000,000
Remaining number of vessels acquired | vessel			1
Number of vessels acquired | vessel	6		5
TFG Marine | Performance guarantee of subsidiaries under a bunker supply arrangement
Unrecorded Unconditional Purchase Obligation [Line Items]
Guarantee issued with respect to performance of subsidiary					$ 20,000,000
Maximum liability under guarantee					$ 30,000,000
Amount payable under guarantee			$ 0
Trafigura | Performance guarantee of subsidiaries under a bunker supply arrangement
Unrecorded Unconditional Purchase Obligation [Line Items]
Guarantee issued with respect to performance of subsidiary			4,000,000
Amount payable under guarantee			0
SFL
Unrecorded Unconditional Purchase Obligation [Line Items]
Number of vessels under finance leases | vessel		8
Charter term		10 years
Purchase option net of sellers credit			112,000,000
Daily time charter rate			$ 19,135
SFL | KSL China, Battersea, Belgravia, Golden Future, Golden Zhejiang, Golden Zhoushan, Golden Beijing and Golden Magnum
Unrecorded Unconditional Purchase Obligation [Line Items]
Purchase option net of sellers credit		$ 112,000,000		$ 112,000,000
Charter contract term		10 years
Charter term extension		3 years
Daily time charter rate		$ 14,900		$ 14,900